RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS - Schedule Of Common Stock (Details) - EBP 002 - The Procter & Gamble Company common stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares	115,486	124,628
Cost	$ 8,948,880	$ 9,294,026
Dividends	$ 503,238	$ 515,430